Common Stock	3 Months Ended
Dec. 31, 2012
Equity [Abstract]
Common Stock

4.	Common Stock

a) On November 27, 2012, the Company issued 5,000 shares of common stock at $0.10 per share for proceeds of $500.

b) On December 7, 2012, the Company issued 10,000 shares of common stock at $0.50 per share for proceeds of $5,000.